SHAREHOLDERS' DEFICIT (Details) - $ / shares			6 Months Ended	12 Months Ended
	Jul. 09, 2025	Jul. 08, 2025	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Jan. 28, 2025	Dec. 31, 2024	Dec. 31, 2023
SHAREHOLDERS' DEFICIT
Preference shares, shares authorized (in shares)			5,000,000	5,000,000			5,000,000
Preference shares, par value (in dollars per share)			$ 0.0001	$ 0.0001			$ 0.0001
Preference shares, share issued (in shares)			0	0			0
Preference shares, share outstanding (in shares)			0	0			0
Ordinary shares, par value (in dollars per share)						$ 0.0001
Shares converted				4,000,000
Converted basis percentage			23.00%	23.00%
Class A ordinary shares
SHAREHOLDERS' DEFICIT
Common shares, shares authorized (in shares)			500,000,000	500,000,000			500,000,000
Ordinary shares, par value (in dollars per share)			$ 0.0001	$ 0.0001			$ 0.0001
Common stock vote for each share			one	one
Shares converted		4,000,000
Class A ordinary shares | Forward purchase agreement
SHAREHOLDERS' DEFICIT
Shares subject to forfeiture			3,435,065	3,435,065
Class A ordinary shares subject to possible redemption
SHAREHOLDERS' DEFICIT
Ordinary shares shares issued (in shares)		6,236,713
Temporary equity shares outstanding (in shares)		2,236,713	2,236,713	2,236,713	10,000,000		10,000,000	10,000,000
Class A ordinary shares not subject to possible redemption
SHAREHOLDERS' DEFICIT
Ordinary shares shares issued (in shares)			4,000,000	4,000,000			0
Ordinary shares, shares outstanding (in shares)			4,000,000	4,000,000			0
Class B ordinary shares
SHAREHOLDERS' DEFICIT
Common shares, shares authorized (in shares)			50,000,000	50,000,000			50,000,000
Ordinary shares, par value (in dollars per share)			$ 0.0001	$ 0.0001			$ 0.0001
Common stock vote for each share			one	one
Shares converted	4,000,000	4,000,000
Ordinary shares shares issued (in shares)			2,422,078	2,422,078			6,422,078
Ordinary shares, shares outstanding (in shares)			2,422,078	2,422,078			6,422,078